CONVERTIBLE BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE BONDS PAYABLE
Schedule of convertible notes payable

	As of December 31,
	2024	2025

Convertible Bonds due 2025	575	—
Convertible Bonds due 2029	4,444,327	4,351,222
Convertible Bonds due 2030	4,132,256	4,051,625
Convertible Bonds due 2032	—	3,741,524

Total	8,577,158	12,144,371
Including:
- Current	575	—
- Non-current	8,576,583	12,144,371

Schedule of interest expenses

	Years ended December 31,
	2023	2024	2025

Contractual interest	202,776	196,665	249,313
Amortization of issuance cost	20,015	16,342	36,623

Total interest expenses	222,791	213,007	285,936